CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	3 Months Ended		12 Months Ended		61 Months Ended	64 Months Ended	3 Months Ended	12 Months Ended						1 Months Ended	3 Months Ended	12 Months Ended						1 Months Ended	3 Months Ended	12 Months Ended						1 Months Ended	3 Months Ended	12 Months Ended						1 Months Ended	3 Months Ended	12 Months Ended						1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Common Stock shares	Dec. 31, 2012 Common Stock shares	Dec. 31, 2011 Common Stock shares	Dec. 31, 2010 Common Stock shares	Dec. 31, 2008 Common Stock shares	Mar. 31, 2013 Common Stock shares	Dec. 31, 2008 Common Stock shares	Dec. 31, 2007 Common stock amount	Mar. 31, 2013 Common stock amount	Dec. 31, 2012 Common stock amount	Dec. 31, 2011 Common stock amount	Dec. 31, 2010 Common stock amount	Dec. 31, 2009 Common stock amount	Dec. 31, 2008 Common stock amount	Mar. 31, 2013 Common stock amount	Dec. 31, 2007 Additional paid in capital	Mar. 31, 2013 Additional paid in capital	Dec. 31, 2012 Additional paid in capital	Dec. 31, 2011 Additional paid in capital	Dec. 31, 2010 Additional paid in capital	Dec. 31, 2009 Additional paid in capital	Dec. 31, 2008 Additional paid in capital	Mar. 31, 2013 Additional paid in capital	Dec. 31, 2007 Deficit Accumulated during the exploration stage	Mar. 31, 2013 Deficit Accumulated during the exploration stage	Dec. 31, 2012 Deficit Accumulated during the exploration stage	Dec. 31, 2011 Deficit Accumulated during the exploration stage	Dec. 31, 2010 Deficit Accumulated during the exploration stage	Dec. 31, 2009 Deficit Accumulated during the exploration stage	Dec. 31, 2008 Deficit Accumulated during the exploration stage	Mar. 31, 2013 Deficit Accumulated during the exploration stage	Dec. 31, 2007 Non controlling interests	Mar. 31, 2013 Non controlling interests	Dec. 31, 2012 Non controlling interests	Dec. 31, 2011 Non controlling interests	Dec. 31, 2010 Non controlling interests	Dec. 31, 2009 Non controlling interests	Dec. 31, 2008 Non controlling interests	Mar. 31, 2013 Non controlling interests	Dec. 31, 2007 Total Stockholders' Equity	Mar. 31, 2013 Total Stockholders' Equity	Dec. 31, 2012 Total Stockholders' Equity	Dec. 31, 2011 Total Stockholders' Equity	Dec. 31, 2010 Total Stockholders' Equity	Dec. 31, 2009 Total Stockholders' Equity	Dec. 31, 2008 Total Stockholders' Equity	Mar. 31, 2013 Total Stockholders' Equity
Balance							89,994,663	116,791,068	121,299,920	115,299,920		99,504,663	115,299,920	0	89,995	116,791	121,300	115,300	115,300	0	99,505	0	3,497,642	1,812,532	280,299	(31,275)	(31,275)	0	4,023,131	0	(3,671,447)	(1,697,717)	(168,066)	(107,017)	(13,983)	0	(4,080,924)	0	(18,438)	(16,681)	0	0	0	0	(18,854)	0	(102,248)	214,925	233,533	(22,992)	70,042	0	(22,858)
Net loss ;														$ 0								$ 0								$ 0								$ 0								$ 0
Common shares issued for cash in private placement at $0.001 per share on January 19, 2008											60,000,000									60,000								(57,000)								0								0								3,000
Common shares issued for cash in private placement at $0.015 per share on April 28, 2008											32,699,920									32,700								(8,175)								0								0								24,525
Common shares issued for cash in private placement at $0.05 per share on December 24, 2008											22,600,000									22,600								33,900								0								0								56,500
Net loss for the year - (Restated)																				0								0								(13,983)								0								(13,983)
Net loss for the year.																			0								0								(93,034)								0								(93,034)
Sale of common stock for cash and warrants										6,000,000								6,000								294,000								0								0								300,000
Forgiveness of advances - related party	0	0	0	0	17,574	17,574												0								17,574								0								0								17,574
Net loss for the year ended..																		0								0								(61,049)								0								(61,049)
Sale of common stock for cash and warrants..									6,916,148								6,916								1,093,084								0								0								1,100,000
Redemption of shares	0	(2)	(2)	0	(2)	(2)			(12,000,000)								(12,000)								(588,000)								0								0								(600,000)
Services received in connection with formation of subsidiary																	0								0								0								1,500								1,500
Stock based compensation									150,000						0		150						249,999		598,324						0		0						0		0						249,999		598,474
Shares issued for exploration costs									425,000								425								428,825								0								0								429,250
Net loss for the period ended..																	0								0								(1,529,651)								(18,181)								(1,547,832)
Issuance of common stock for cash							9,510,000	1,903,595							9,510	1,904							275,490	598,096							0	0							0	0							285,000	600,000
Stock based compensation..	249,999	249,999	999,996	599,974	1,599,970	1,849,969		1,000,000								1,000								998,996								0								0								999,996
Shares issued for exploration costs..								300,000								300								79,000								0								0								79,300
Derivative liability of price protection feature	0	0	20,980	0	20,980	20,980										0								(20,980)								0								0								(20,980)
Cancellation of shares								(30,000,000)								(30,000)								29,998								0								0								(2)
Net loss for the period.....	(409,893)	(788,759)				(4,101,278)										0								0								(1,973,730)								(1,757)								(1,975,487)
Net loss for the period;															$ 0								$ 0								$ (409,477)								$ (416)								$ (409,893)